Operating expenses - Share-based payments (Details) £ / shares in Units, £ in Millions, shares in Millions, Options in Millions, Option in Millions, EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Options EquityInstruments £ / shares	Dec. 31, 2019 GBP (£) Option EquityInstruments £ / shares shares	Dec. 31, 2018 GBP (£) Options EquityInstruments £ / shares shares	Dec. 31, 2021 shares
Sharesave
Average exercise price
At 1 January | £ / shares	£ 2.01	£ 2.18	£ 2.38
Granted | £ / shares	1.12	1.78	1.89
Exercised | £ / shares	1.83	2.83	2.44
Cancelled | £ / shares	2.20	2.25	2.46
At 31 December | £ / shares	£ 1.64	£ 2.01	£ 2.18
Shares under option
At 1 January	84	75	60
Granted	35	25	28
Exercised		(4)	(4)
Cancelled	(23)	(12)	(9)
At 31 December	96	84	75
Options exercisable, vesting period	6 months
Options exercisable	6.3	3.2	4.9
Exercise price of outstanding share options | £ / shares	£ 1.57	£ 2.49	£ 2.13
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days	2 years 8 months 12 days	2 years 10 months 24 days
Fair value of options granted	£ 8	£ 11	£ 21
Sharesave | Minimum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 1.12	£ 1.68	£ 1.68
Sharesave | Maximum
Shares under option
Exercise price of outstanding share options | £ / shares	£ 2.27	£ 2.91	£ 3.43
Deferred performance awards
Value at grant
At 1 January	£ 196	£ 233	£ 264
Granted	109	110	156
Forfeited	(5)	(10)	(21)
Vested	(131)	(137)	(166)
At 31 December	£ 169	£ 196	£ 233
Shares awarded
At 1 January (in shares) | EquityInstruments	76	92	101
Granted (in shares) | EquityInstruments	67	42	59
Forfeited (in shares) | EquityInstruments	(2)	(4)	(8)
Vested/exercised (in shares) | EquityInstruments	(64)	(54)	(60)
At 31 December (in shares) | EquityInstruments	77	76	92
Long-term incentives
Value at grant
At 1 January	£ 63	£ 85	£ 102
Granted	14	15	12
Vested	(17)	(12)	(5)
Lapsed	(10)	(25)	(24)
At 31 December	£ 50	£ 63	£ 85
Shares awarded
At 1 January (in shares) | EquityInstruments	25	32	37
Granted (in shares) | EquityInstruments	10	6	5
Vested/exercised (in shares) | EquityInstruments	(7)	(4)	(2)
Lapsed (in shares) | EquityInstruments	(4)	(9)	(8)
At 31 December (in shares) | EquityInstruments	24	25	32
Options over shares
At 1 January (in shares) | shares		2	2
Lapsed (in shares) | shares		(2)
At 31 December (in shares) | shares			2
Market value of awards vested and exercised	£ 13	£ 10	£ 5
Vested options over shares exercisable | shares		0	2	0